Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Time Share Revenue	$ (98,340)	$ (58,687)		$ (318,555)	$ (211,321)	$ (214,764)
Provision for Uncollectible Vacation Interest Sales Revenue	(6,672)	(4,115)		(25,457)	(16,562)	(12,655)
Vacation Interest Net	91,668	54,572		293,098	194,759	202,109
Management and member services	31,587	27,280		114,937	99,306	86,206
Consolidated Resort Operations	8,620	8,534		33,756	29,893	26,547
Interest Income, Operating	13,255	13,656		53,206	47,285	39,327
Other Operating Income	8,322	4,908		28,671	19,778	16,636
Revenues	153,452	108,950		523,668	391,021	370,825
Time Share Costs	17,846	8,231		32,150	(9,695)	39,730
Marketing and Advertising Expense	50,359	34,819		178,365	128,717	114,029
Vacation Interest Carrying Cost Net	8,237	9,272		36,363	41,331	29,821
Management and member services costs and expenses	9,779	8,275		35,330	27,125	22,444
Consolidated Resort Operations Costs and Expenses	7,722	7,082		30,311	27,783	23,972
Loan Portfolio Expense	2,505	2,351		9,486	8,652	8,600
Other Cost and Expense, Operating	368	1,158		8,507	3,399	3,168
General and Administrative Expense	22,800	20,760		99,015	80,412	67,905
Depreciation, Depletion and Amortization, Nonproduction	6,254	3,805		18,857	13,966	11,939
Interest Expense	24,842	21,931		96,157	82,010	67,162
Gains (Losses) on Extinguishment of Debt				0	0	(1,081)
Impairments and other write-offs	79	(11)		1,009	1,572	3,330
Gain (Loss) on Disposition of Assets	(50)	(72)		(605)	(708)	(1,923)
Business Combination, Bargain Purchase, Gain Recognized, Amount	0	(51)		(20,610)	(14,329)	0
Costs and Expenses	150,741	117,550		524,335	390,235	391,258
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	2,711	(8,600)		(667)	786	(20,433)
Income Tax Expense (Benefit)	438	975		(14,310)	(9,517)	(1,274)
Net income (loss)	2,273	(9,575)	10,303	13,643	10,303	(19,159)	(19,159)
Hospitality and Management Services [Member]
Segment Reporting Information [Line Items]
Vacation Interest Net	0	0		0	0	0
Management and member services	31,587	27,280		114,937	99,306	86,206
Consolidated Resort Operations	8,620	8,534		33,756	29,893	26,547
Interest Income, Operating	0	0		0	0	0
Other Operating Income	3,490	882		4,595	8,079	4,969
Revenues	43,697	36,696		153,288	137,278	117,722
Time Share Costs	0	0		0	0	0
Marketing and Advertising Expense	0	0		0	0	0
Vacation Interest Carrying Cost Net	0	0		0	0	0
Management and member services costs and expenses	9,779	8,275		35,330	27,125	22,444
Consolidated Resort Operations Costs and Expenses	7,722	7,082		30,311	27,783	23,972
Loan Portfolio Expense	246	223		858	1,211	1,025
Other Cost and Expense, Operating	0	0		0	0	0
General and Administrative Expense	0	0		0	0	0
Depreciation, Depletion and Amortization, Nonproduction	0	0		0	0	0
Interest Expense	0	0		0	0	0
Gains (Losses) on Extinguishment of Debt						0
Impairments and other write-offs	0	0		0	0	0
Gain (Loss) on Disposition of Assets	0	0		0	0	0
Business Combination, Bargain Purchase, Gain Recognized, Amount		0		0	0
Costs and Expenses	17,747	15,580		66,499	56,119	47,441
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	25,950	21,116		86,789	81,159	70,281
Income Tax Expense (Benefit)	0	0		0	0	0
Net income (loss)	25,950	21,116		86,789	81,159	70,281
Vacation Interest Sales and Financing [Member]
Segment Reporting Information [Line Items]
Vacation Interest Net	91,668	54,572		293,098	194,759	202,109
Management and member services	0	0		0	0	0
Consolidated Resort Operations	0	0		0	0	0
Interest Income, Operating	12,858	13,327		51,769	44,410	39,150
Other Operating Income	4,832	4,026		24,076	11,699	11,667
Revenues	109,358	71,925		368,943	250,868	252,926
Time Share Costs	17,846	8,231		32,150	(9,695)	39,730
Marketing and Advertising Expense	50,359	34,819		178,365	128,717	114,029
Vacation Interest Carrying Cost Net	8,237	9,272		36,363	41,331	29,821
Management and member services costs and expenses	0	0		0	0	0
Consolidated Resort Operations Costs and Expenses	0	0		0	0	0
Loan Portfolio Expense	2,259	2,128		8,628	7,441	7,575
Other Cost and Expense, Operating	368	1,158		8,507	3,399	3,168
General and Administrative Expense	0	0		0	0	0
Depreciation, Depletion and Amortization, Nonproduction	0	0		0	0	0
Interest Expense	4,078	4,920		18,735	18,624	18,203
Gains (Losses) on Extinguishment of Debt						0
Impairments and other write-offs	0	0		0	0	0
Gain (Loss) on Disposition of Assets	0	0		0	0	0
Business Combination, Bargain Purchase, Gain Recognized, Amount		0		0	0
Costs and Expenses	83,147	60,528		282,748	189,817	212,526
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	26,211	11,397		86,195	61,051	40,400
Income Tax Expense (Benefit)	0	0		0	0	0
Net income (loss)	26,211	11,397		86,195	61,051	40,400
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Vacation Interest Net	0	0		0	0	0
Management and member services	0	0		0	0	0
Consolidated Resort Operations	0	0		0	0	0
Interest Income, Operating	397	329		1,437	2,875	177
Other Operating Income	0	0		0	0	0
Revenues	397	329		1,437	2,875	177
Time Share Costs	0			0	0	0
Marketing and Advertising Expense	0			0	0	0
Vacation Interest Carrying Cost Net	0			0	0	0
Management and member services costs and expenses	0	0		0	0	0
Consolidated Resort Operations Costs and Expenses	0	0		0	0	0
Loan Portfolio Expense	0	0		0	0	0
Other Cost and Expense, Operating	0	0		0	0	0
General and Administrative Expense	22,800	20,760		99,015	80,412	67,905
Depreciation, Depletion and Amortization, Nonproduction	6,254	3,805		18,857	13,966	11,939
Interest Expense	20,764	17,011		77,422	63,386	48,959
Gains (Losses) on Extinguishment of Debt						(1,081)
Impairments and other write-offs	79	(11)		1,009	1,572	3,330
Gain (Loss) on Disposition of Assets	(50)	(72)		(605)	(708)	(1,923)
Business Combination, Bargain Purchase, Gain Recognized, Amount		(51)		(20,610)	(14,329)
Costs and Expenses	49,847	41,442		175,088	144,299	131,291
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	(49,450)	(41,113)		(173,651)	(141,424)	(131,114)
Income Tax Expense (Benefit)	438	975		(14,310)	(9,517)	(1,274)
Net income (loss)	$ (49,888)	$ (42,088)		$ (159,341)	$ (131,907)	$ (129,840)